SUPPLEMENT DATED FEBRUARY 8, 2010
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
DATED MAY 1, 2009
(as supplemented on June 19, 2009, August 25, 2009, September 21, 2009,
October 23, 2009, and November 12, 2009, December 17, 2009, and December 21, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

In the Edge section, add the following to the Other Accounts Managed information (information as of
October 31, 2009):

			Number of	Total Assets of
	Total		Accounts that	the Accounts that
	Number		base the	base the
	of	Total Assets in	Advisory Fee on	Advisory Fee on
	Accounts	the Accounts	Performance	Performance
Scott Peterson
Mortgage Securities and Short-Term Income Accounts
Registered investment companies	0	N/A	N/A	N/A
Other pooled investment vehicles	0	N/A	N/A	N/A
Other accounts	0	N/A	N/A	N/A

In the Edge section, add the following to the Ownership of Securities information (information as of October 31, 2009):

Dollar Range of
	Funds Managed by Portfolio Manager (list	Securities Owned by
Portfolio Manager	each Fund on its own line)	the Portfolio Manager
Scott Peterson	Mortgage Securities Account	None
	Short-Term Income Account	None